Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 187,719	$ 157,601	$ 137,742
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	17,706	15,911	11,725
Share-based compensation	9,967	7,939	6,663
Deferred income tax provision	8,589	6,724	8,310
Provision for doubtful accounts	961	1,826	2,374
Non-cash contribution for 401(k) plan	1,689	1,772	1,718
(Gain) loss on sale of property and equipment	(156)	103	171
Excess tax benefits from share-based compensation	(1,511)	(1,079)	(859)
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable	(25,846)	(5,752)	11,987
Inventories	(40,575)	(26,652)	(22,489)
Accounts payable and other liabilities	(7,256)	11,873	(98,611)
Other, net	(1,018)	3,077	2,721
Net cash provided by operating activities	150,269	173,343	61,452
Cash flows from investing activities:
Capital expenditures	(14,580)	(12,317)	(13,925)
Proceeds from sale of property and equipment	323	504	737
Business acquisitions, net of cash acquired		(80,479)	(43,455)
Net cash used in investing activities	(14,257)	(92,292)	(56,643)
Cash flows from financing activities:
Distributions to noncontrolling interest	(69,494)	(16,003)	(26,469)
Dividends on Common and Class B common stock	(39,836)	(256,219)	(73,276)
Payment of fees related to revolving credit agreement	(458)	(2,116)	(38)
Purchase of additional ownership from noncontrolling interest		(51,881)
Return of capital contribution to noncontrolling interest			(32,000)
Net proceeds from (repayments of) other long-term obligations	602	(1)	(69)
Excess tax benefits from share-based compensation	1,511	1,079	859
Net proceeds from issuances of common stock	2,185	5,312	5,359
Net cash used in financing activities	(189,049)	(23,081)	(115,634)
Effect of foreign exchange rate changes on cash and cash equivalents	(1,255)	127
Net (decrease) increase in cash and cash equivalents	(54,292)	58,097	(110,825)
Cash and cash equivalents at beginning of year	73,770	15,673	126,498
Cash and cash equivalents at end of year	19,478	73,770	15,673
Previous Revolving Credit Facility
Cash flows from financing activities:
Net (repayments) proceeds under revolving credit agreement		(20,000)	10,000
Current Revolving Credit Facility
Cash flows from financing activities:
Net (repayments) proceeds under revolving credit agreement	$ (83,559)	$ 316,748